--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------




                                 THE VALUE LINE
                                   FUND, INC.



                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS



INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.

SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP

ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Alan N. Hoffman
                       VICE PRESIDENT
                       Philip J. Orlando
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #524249

THE VALUE LINE FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

To Our Shareholders:

To anyone with exposure to the U.S. stock market, it will come as no surprise that we have been through a vicious bear market. Equity returns were negative in both 2000 and 2001, and the year just ended makes for losses three years in a row. This contracting cycle is the worst since the bear market of 1973-74, and it now ranks as one of the four worst markets in the last 75 years, rivaling the 1939-41 and the 1929-32 downturns.

While we were able to navigate the turbulence of the first half of 2002 pretty much in line with the broad market, the environment for large-capitalization growth stocks turned more negative during the July-December period. Annual performance comparisons for our Fund and the Standard & Poor's Composite Index(1) (both including reinvested dividends) are as follows; Value Line Fund -25.35 vs. S&P 500 -22.10 for the full year.

Many factors contributed to our negative relative performance during the second half. First, the market's focus on small-cap stocks and on "value" issues, wherein underpriced or beaten-down stocks prosper at the expense of growth names, continued from prior periods into 2002's third and fourth quarters. This effect was quite dramatic: even though the market as a whole was down in the second half, during the few brief recoveries that did occur, the stocks of big, well-established companies like General Electric, Citigroup, and Microsoft failed to gain any traction.

We also suffered from the derailing of the economy's consumer sector, where we have equity concentrations in consumer staples, consumer discretionary and retail. Part of the problem was a modest advance in the national unemployment rate; another factor was a disappointing holiday sales season for retail companies, aggravated by the shorter-than-usual period between Thanksgiving and Christmas last year. We still think that retailers should command an overweighted position in a growth-oriented portfolio (since some of the second-half damage to the stocks was a result of profit-taking in issues that had done relatively well over many previous quarters), but we were unable to avoid the damage late in 2002.

Finally, we were unable to participate in a mini-rally that unfolded over the fourth quarter in the stocks of many technology and telecommunications companies. Several of these issues, which have posted disappointing sales and earnings for most of the past three years, are ranked in Groups 4 or 5 of the Value Line Timeliness Ranking System, and our discipline avoids such low-ranked stocks.

If there was any good news during last year's second half, it was that there seems to be an end to the drumbeat of corporate mischief that shrouded the equity market for most of the past year. The headlines telling the latest details about Enron, WorldCom, Tyco International, Quest Communications, and other such firms have finally slowed to a trickle, and we believe that faith in the integrity of the vast preponderance of Corporate America has largely been restored.

We are grateful for your continued confidence in Value Line, and we wish you the best for a happy and prosperous new year.


                                   Sincerely,

                                   /s/ Jean Bernard Buttner

                                   Jean Bernhard Buttner
                                   CHAIRMAN AND PRESIDENT


February 18, 2003


--------------------------------------------------------------------------------

(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.



--------------------------------------------------------------------------------
2

                                                       THE VALUE LINE FUND, INC.
FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to chart an uneven course. Thus, following a strong opening quarter in 2002, in which the nation's gross domestic product surged by 5.0%, a lackluster second quarter that saw the pace of expansion cut back sharply to 1.3%, and a subsequent stepup in the third quarter, with GDP growth coming in at a relatively strong 4.0%, the pace of activity has slowed again, and markedly so. For example, industrial production, factory usage, and consumer confidence are all contracting at present, while the employment outlook remains unsettled. The lone uniformly bright spot is the resilient housing market. Given this weak overall backdrop, however, it wasn't very surprising that the government reported that GDP growth eased to just 0.7% in the October-to-December period.

What's more, there appears to be no quick or easy cure for what ails this economy, with the outcome of both a likely war with Iraq and the President's fiscal stimulus package still up in the air. Such uncertainty will continue to have a negative effect on both consumer spending and business capital investment. All told, we project that GDP will increase by 2%, or less, during the opening half of 2003, before some expected resolution of the above global and domestic uncertainties helps to better underpin the economy after midyear.

Inflation, meantime, remainsmuted, thanks, in part, to generally modest labor cost increases. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some modest increases in pricing pressures will emerge. Absent a more vigorous long-term business recovery than we now forecast, or a prolonged rise in oil prices stemming from a surprisingly long conflict in the Middle East, inflation should continue to be held in comparative check through the middle years of this decade. Interest rates, therefore, are likely to remain relatively stable.





--------------------------------------------------------------------------------
                                                                               3

THE VALUE LINE FUND, INC.


--------------------------------------------------------------------------------

            COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                             IN THE VALUE LINE FUND
                          AND THE S&P 500 Stock Index*



                               [PLOT POINTS GRAPH]




                            (FROM 1/1/93 TO 12/31/02)
--------------------------------------------------------------------------------

 * THE STANDARD AND POOR'S 500 INDEX (S&P 500 INDEX) IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

THE RETURN FOR THE INDEX DOES NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.


PERFORMANCE DATA:**

                                     AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                      TOTAL RETURN      INVESTMENT OF $10,000
                                    ----------------   ----------------------
 1 year ended 12/31/02 ..........         -25.35%              $ 7,465
 5 years ended 12/31/02 .........          -3.44%              $ 8,395
10 years ended 12/31/02 .........          +5.36%              $16,861


** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



--------------------------------------------------------------------------------
4

                                                       THE VALUE LINE FUND, INC.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                   VALUE          PERCENTAGE
ISSUE                              SHARES     (IN THOUSANDS)     OF NET ASSETS
-------------------------------------------------------------------------------
Bed Bath & Beyond Inc. .........  250,000         $8,632              4.2%
Amgen Inc. .....................  164,600          7,957              3.9
Fifth Third Bancorp ............  135,000          7,904              3.8
HCA, Inc. ......................  180,000          7,470              3.6
Harley-Davidson, Inc. ..........  150,000          6,930              3.4
Kohl's Corp. ...................  120,000          6,714              3.3
Citigroup, Inc. ................  150,000          5,278              2.6
Pfizer, Inc. ...................  150,000          4,586              2.2
Medtronic, Inc. ................  100,000          4,560              2.2
Wal-Mart Stores, Inc. ..........   90,000          4,546              2.2


FIVE LARGEST INDUSTRY CATEGORIES

                                                    VALUE          PERCENTAGE
INDUSTRY                                       (IN THOUSANDS)     OF NET ASSETS
-------------------------------------------------------------------------------
Medical Supplies ...............                   $15,715             7.6%
Retail - Special Lines .........                    14,784             7.2
Retail Store ...................                    14,739             7.1
Medical Services ...............                    12,209             5.9
Bank - Midwest .................                    10,450             5.1


FIVE LARGEST NET SECURITY PURCHASES*
                                                                      COST
ISSUE                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------
Coca Cola Co. ..........................                            $3,466
Anheuser-Busch Companies, Inc. .........                             3,463
Walgreen Co. ...........................                             3,399
Procter & Gamble Co. (The) .............                             3,335
Limited Brands, Inc. ...................                             2,358


FIVE LARGEST NET SECURITY SALES*

                                                                    PROCEEDS
ISSUE                                                            (IN THOUSANDS)
------------------------------------------------------------------------------
Omnicom Group, Inc. ...........                                     $5,436
State Street Corp. ............                                      4,738
Microsoft Corp. ...............                                      3,168
Safeway Inc. ..................                                      3,150
QUALCOMM Incorporated .........                                      2,766


* FOR THE SIX MONTH PERIOD ENDED 12/31/02
--------------------------------------------------------------------------------
                                                                               5

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 VALUE
  SHARES                                     (IN THOUSANDS)
----------------------------------------------------------
COMMON STOCKS (80.6%)

            AEROSPACE/DEFENSE (1.3%)
  35,000    General Dynamics Corp. ............. $ 2,778

            BANK (2.3%)
  45,800    BB&T Corp. .........................   1,694
  75,000    Zions Bancorporation ...............   2,951
                                                 -------
                                                   4,645

            BANK -- MIDWEST (5.1%)
 135,000    Fifth Third Bancorp ................   7,904
 120,000    U.S. Bancorp .......................   2,546
                                                 -------
                                                  10,450

            BEVERAGE --
             ALCOHOLIC (1.5%)
  65,000    Anheuser-Busch Companies, Inc.......   3,146

            BEVERAGE --
             SOFT DRINK (1.4%)
  67,500    Coca-Cola Co. ......................   2,958

            BIOTECHNOLOGY (3.9%)
 164,600    Amgen Inc.* ........................   7,957

            CHEMICAL --
             SPECIALTY (1.9%)
 110,000    International Flavors &
             Fragrances, Inc. ..................   3,861

            COMPUTER SOFTWARE &
             SERVICES (1.9%)
 112,500    Fiserv, Inc.* ......................   3,819

            DRUG (2.2%)
 150,000    Pfizer, Inc. .......................   4,586

            EDUCATIONAL
             SERVICES (1.3%)
  73,800    Education Management Corp.* ........   2,775

            ELECTRICAL
             EQUIPMENT (1.8%)
 150,000    General Electric Co. ...............   3,653


                                                 VALUE
  SHARES                                     (IN THOUSANDS)
----------------------------------------------------------
            ENTERTAINMENT
             TECHNOLOGY (1.0%)
  40,000    Electronic Arts Inc.* .............. $ 1,991

            FINANCIAL SERVICES --
             DIVERSIFIED (4.7%)
  75,000    American International
             Group, Inc. .......................   4,339
 150,000    Citigroup, Inc. ....................   5,278
                                                 -------
                                                   9,617

            FURNITURE/HOME
             FURNISHINGS (0.6%)
  22,001    Mohawk Industries, Inc.* ...........   1,253

            HOME APPLIANCE (1.1%)
  45,000    Whirlpool Corp. ....................   2,350

            HOMEBUILDING (3.3%)
  80,000    KB Home ............................   3,428
  20,000    Lennar Corp. .......................   1,032
  50,000    Pulte Homes, Inc. ..................   2,393
                                                 -------
                                                   6,853

            HOUSEHOLD
             PRODUCTS (1.6%)
  37,500    Procter & Gamble Co. (The) .........   3,223

            INSURANCE -- LIFE (1.6%)
  37,000    AFLAC, Inc. ........................   1,114
 125,000    UnumProvident Corp. ................   2,193
                                                 -------
                                                   3,307

            INSURANCE -- PROPERTY/
             CASUALTY (0.1%)
   6,480    Travelers Property Casualty Corp.
             Class "A"* ........................      95
  13,314    Travelers Property Casualty Corp.
             Class "B"* ........................     195
                                                 -------
                                                     290

            INTERNET (0.7%)
  20,000    eBay, Inc.* ........................   1,356


--------------------------------------------------------------------------------
6

                                                       THE VALUE LINE FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                      VALUE
  SHARES                                          (IN THOUSANDS)
---------------------------------------------------------------
          MEDICAL SERVICES (5.9%)
180,000   HCA, Inc. ................................. $  7,470
 70,600   Laboratory Corp. of America
           Holdings* ................................    1,641
 85,000   Oxford Health Plans, Inc.* ................    3,098
                                                      --------
                                                        12,209

          MEDICAL SUPPLIES (7.6%)
 93,000   Biomet, Inc. ..............................    2,665
 35,000   Cardinal Health, Inc. .....................    2,072
 70,500   Fisher Scientific International,
           Inc.* ....................................    2,121
 80,000   Johnson & Johnson .........................    4,297
100,000   Medtronic, Inc. ...........................    4,560
                                                      --------
                                                        15,715

          OILFIELD SERVICES/
           EQUIPMENT (1.4%)
 90,000   BJ Services Co.* ..........................    2,908

          PHARMACY
           SERVICES (2.3%)
 40,000   Express Scripts, Inc. Class "A"* ..........    1,921
100,000   Walgreen Co. ..............................    2,919
                                                      --------
                                                         4,840

          RAILROAD (0.7%)
 75,000   Norfolk Southern Corp. ....................    1,499

          RECREATION (4.3%)
150,000   Harley-Davidson, Inc. .....................    6,930
100,000   Mattel, Inc. ..............................    1,915
                                                      --------
                                                         8,845

                                                      VALUE
  SHARES                                          (IN THOUSANDS)
---------------------------------------------------------------
          RESTAURANT (1.3%)
 75,000   Cheesecake Factory,
           Incorporated (The)* ...................... $  2,711

          RETAIL BUILDING
           SUPPLY (2.2%)
120,000   Lowe's Companies, Inc. ....................    4,500

          RETAIL -- SPECIAL
           LINES (7.2%)
125,000   Abercrombie & Fitch Co.
           Class "A"* ...............................    2,558
250,000   Bed Bath & Beyond Inc.* ...................    8,632
135,000   Limited Brands, Inc. ......................    1,881
100,000   PETsMART, Inc.* ...........................    1,713
                                                      --------
                                                        14,784

          RETAIL STORE (7.1%)
124,000   Costco Wholesale Corp.* ...................    3,479
120,000   Kohl's Corp.* .............................    6,714
 90,000   Wal-Mart Stores, Inc. .....................    4,546
                                                      --------
                                                        14,739

          THRIFT (1.3%)
 75,000   Washington Mutual, Inc. ...................    2,590

TOTAL COMMON STOCKS
 AND TOTAL INVESTMENT
 SECURITIES (80.6%)
 (COST $124,369,000)................................. $166,208
                                                      ========



--------------------------------------------------------------------------------
                                                                               7

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                    VALUE
   PRINCIPAL                                    (IN THOUSANDS
    AMOUNT                                     EXCEPT PER SHARE
(IN THOUSANDS)                                     AMOUNT)
---------------------------------------------------------------
REPURCHASE AGREEMENT (19.7%)
(INCLUDING ACCRUED INTEREST)
$   14,000     Collateralized by $13,504,000
                U.S. Treasury Bonds 5.25%,
                due 11/15/28, with a value of
                $14,290,000 (with UBS
                Warburg LLC, 1.10%, dated
                12/31/02, due 1/2/03, delivery
                value $14,000,856) .............  $ 14,000

    13,000     Collateralized by $12,800,000
                U.S. Treasury Notes 5.50%,
                due 2/28/03, with a value of
                $13,123,000 (with State
                Street Bank & Trust
                Company, 1.05%, dated
                12/31/02, due 1/2/03, delivery
                value $13,000,758)..............    13,000

    13,700     Collateralized by $9,180,000
                U.S. Treasury Bonds 8.875%,
                due 2/15/19, with a value of
                $13,949,000 (with Morgan
                Stanley Dean Witter & Co.,
                1.05%, dated 12/31/02, due
                1/2/03, delivery value
                $13,700,799)....................    13,700
                                                  --------

               TOTAL REPURCHASE
                AGREEMENTS
                (COST $40,700,000)..............    40,700
                                                  --------

EXCESS OF LIABILITIES OVER
 CASH AND OTHER ASSETS (-0.3%) .................      (570)
                                                  --------

NET ASSETS (100.0%).............................  $206,338
                                                  ========

NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 OUTSTANDING SHARE
 ($206,337,743 \D 15,091,143 SHARES OF
 CAPITAL STOCK OUTSTANDING).....................  $  13.67
                                                  ========

* NON-INCOME PRODUCING.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                                       THE VALUE LINE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                  (IN THOUSANDS
                                                   EXCEPT PER
                                                  SHARE AMOUNT)
                                                 --------------
ASSETS:
Investment securities, at value
   (Cost - $124,369) ...........................    $166,208
Repurchase agreements
   (Cost - $40,700) ............................      40,700
Cash ...........................................          55
Dividends and interest receivable ..............         121
Receivable for capital shares sold .............          23
Prepaid insurance expense ......................           3
                                                    --------
  TOTAL ASSETS .................................     207,110
                                                    --------
LIABILITIES:
Payable for capital shares repurchased .........         562
Accrued expenses: ..............................
   Advisory fee ................................         121
   Service and distribution plan fees
      payable ..................................          45
   Other .......................................          44
                                                    --------
  TOTAL LIABILITIES ............................         772
                                                    --------
NET ASSETS .....................................    $206,338
                                                    ========
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   15,091,143 shares) ..........................    $ 15,091
Additional paid-in capital .....................     154,054
Accumulated net realized loss on
   investments .................................      (4,646)
Net unrealized appreciation of
   investments .................................      41,839
                                                    --------
NET ASSETS .....................................    $206,338
                                                    ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER OUTSTANDING
   SHARE ($206,337,743 -15,091,143
   SHARES OUTSTANDING) .........................    $  13.67
                                                    ========


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                (IN THOUSANDS)
                                               ---------------
INVESTMENT INCOME:
Dividends ..................................       $  1,680
Interest ...................................            348
                                                    -------
  Total Income .............................          2,028
                                                    -------
EXPENSES:
Advisory fee ...............................          1,703
Service and distribution plan fees .........            636
Transfer agent fees ........................            152
Trading service expense ....................             67
Auditing and legal fees ....................             55
Postage ....................................             42
Printing ...................................             41
Custodian fees .............................             40
Registration and filing fees ...............             22
Insurance, dues and other ..................             22
Directors' fees and expenses ...............             21
Telephone ..................................             19
                                                    -------
   Total Expenses before Custody Credits              2,820
   Less: Custody Credits ...................             (2)
                                                    -------
   Net Expenses ............................          2,818
                                                    -------
NET INVESTMENT LOSS ........................           (790)
                                                    -------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
     Net Realized Loss .....................         (4,404)
     Change in Net Unrealized
        Appreciation .......................        (68,950)
                                                   --------
NET REALIZED LOSS AND CHANGE IN NET
   UNREALIZED APPRECIATION ON
   INVESTMENTS .............................        (73,354)
                                                   --------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS ..............................       $(74,144)
                                                   ========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
--------------------------------------------------------------------------------

                                                                      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,     DECEMBER 31,
                                                                         2002             2001
                                                                    --------------   -------------
                                                                            (IN THOUSANDS)
OPERATIONS:
 Net investment loss ..............................................   $     (790)     $     (610)
 Net realized (loss) gain on investments ..........................       (4,404)          3,884
 Change in net unrealized appreciation ............................      (68,950)        (53,876)
                                                                      ----------      ----------
 Net decrease in net assets from operations .......................      (74,144)        (50,602)
                                                                      ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ...................       (2,007)         (2,268)
                                                                      ----------      ----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares .....................................       87,992         228,089
 Proceeds from reinvestment of distributions to shareholders ......        1,895           2,141
 Cost of shares repurchased .......................................     (110,432)       (260,732)
                                                                      ----------      ----------
 Decrease from capital share transactions .........................      (20,545)        (30,502)
                                                                      ----------      ----------
TOTAL DECREASE IN NET ASSETS ......................................      (96,696)        (83,372)
NET ASSETS:
 Beginning of year ................................................      303,034         386,406
                                                                      ----------      ----------
 End of year ......................................................   $  206,338      $  303,034
                                                                      ==========      ==========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                                       THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2002
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
                                                                              11

THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                 YEAR ENDED       YEAR ENDED
                                DECEMBER 31,     DECEMBER 31,
                                    2002             2001
                               --------------   -------------
Shares sold ................       4,997           12,093
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ...........         138              117
                                --------         --------
                                   5,135           12,210
Shares repurchased .........       6,434           13,898
                                --------         --------
Net decrease ...............      (1,299)          (1,688)
                                ========         ========
Distributions per
   share from net
   realized gains ..........    $  .1335         $  .1387
                                ========         ========


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short- term securities, were as follows:

                                     YEAR ENDED
                                    DECEMBER 31,
                                        2002
                                  ---------------
                                   (IN THOUSANDS)
PURCHASES:
Investment Securities .........     $   76,162
                                    ==========
SALES:
Investment Securities .........     $  131,637
                                    ==========


4. INCOME TAXES

At December 31, 2002, information on the tax components of capital is as follows:
                                                (IN THOUSANDS)

Cost of investments for tax purposes .........   $ 165,311
                                                 =========
Gross tax unrealized appreciation ............   $  45,473
Gross tax unrealized depreciation ............      (3,876)
                                                 ---------
Net tax unrealized appreciation on
   investments ...............................   $  41,597
                                                 =========
Capital loss carryforward expires
   December 31, 2010 .........................   $   3,006
                                                 =========

During the year ended December 31, 2002, as permitted under federal income tax regulations, the Fund elected to defer $1,398,000 of post-October net capital losses to the next taxable year. Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The tax composition of distributions to shareholders for the years ended December 31, 2002 and 2001 were all from net long-term capital gains.

Permanent book-tax differences relating to current year net operating loss are reclassified within the composition of the net asset accounts. In the current year the Fund reclassified $790,000 from accumulated net investment loss to additional paid-in-capital. Net assets were not affected by this reclassification.



--------------------------------------------------------------------------------
12

                                                       THE VALUE LINE FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $1,703,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2002. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2002, fees amounting to $636,000 were paid or payable to the Distributor under this Plan. In the nine-month period ended September 30, 2002, the Fund reimbursed the Distributor $67,000 for trading services it performed on behalf of the Fund. During the three-month period ended December 31, 2002, the Fund paid brokerage commissions totaling $25,449 to the Distributor which clears its transactions through unaffiliated brokers.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the year ended December 31, 2002, the Fund's expenses were reduced by $1,555 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 510,425 shares of the Fund's capital stock, representing 3.4% of the outstanding shares at December 31, 2002. In addition, certain officers and directors of the Fund owned 55,711 shares of the Fund, representing 0.4% of the outstanding shares.



--------------------------------------------------------------------------------
                                                                              13

THE VALUE LINE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                        YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                                   2002             2001             2000             1999           1998
                                             ================ ================ ================ ================ ===========
NET ASSET VALUE, BEGINNING OF YEAR .........    $  18.49         $  21.37         $  26.25         $  22.65       $  19.29
                                                --------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
 Net investment (loss) income ..............      (  .05)          ( 0.04)          (  .07)          (  .02)           .03
 Net gains or losses on securities
  (both realized and unrealized) ...........      ( 4.64)          ( 2.70)          ( 3.95)            5.98           3.85
                                                --------------------------------------------------------------------------
 Total from investment operations ..........      ( 4.69)          ( 2.74)          ( 4.02)            5.96           3.88
                                                --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment
  income ...................................          --               --               --               --         (  .03)
 Distributions from net realized
  gains ....................................      (  .13)          (  .14)          (  .86)          ( 2.36)        (  .49)
                                                --------------------------------------------------------------------------
 Total distributions .......................      (  .13)          (  .14)          (  .86)          ( 2.36)        (  .52)
                                                --------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ...............    $  13.67         $  18.49         $  21.37         $  26.25       $  22.65
                                                ==========================================================================
TOTAL RETURN ...............................      -25.35%          -12.82%          -15.35%           26.74%         20.25%
                                                ==========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands) ............................    $206,338         $303,034         $386,406         $495,465       $418,439
Ratio of expenses to average
 net assets ................................        1.11%(1)         1.04%(1)          .89%(1)          .76%(1)        .77%
Ratio of net investment (loss) income
 to average net assets .....................      ( 0.31)%         (  .18)%         (  .27)%         (  .09)%          .16%
Portfolio turnover rate ....................          33%              45%              17%              36%            98%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.03% FOR THE YEAR ENDED DECEMBER 31, 2001 AND UNCHANGED FOR THE YEARS ENDED DECEMBER 31, 2002, 2000, AND 1999.



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                                       THE VALUE LINE FUND, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE VALUE LINE FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Fund, Inc. (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


February 14, 2003



--------------------------------------------------------------------------------
                                                                              15

THE VALUE LINE FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                 PRINCIPAL
                                                                 OCCUPATION
                                                  LENGTH OF      DURING THE                        OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE      POSITION              TIME SERVED    PAST 5 YEARS                      HELD BY DIRECTOR
=======================================================================================================================
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner       Chairman of the       Since 1985     Chairman, President and           Value Line, Inc.
Age 68                      Board of Directors                   Chief Executive Officer of
                            and President                        Value Line, Inc. (the
                                                                 "Adviser") and Value Line
                                                                 Publishing, Inc.; Chairman
                                                                 and President of each of the
                                                                 15 Value Line Funds and
                                                                 Value Line Securities, Inc.
                                                                 (the "Distributor").
------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth              Director              Since 2000     Real Estate Executive:            Value Line, Inc.
5 Outrider Road                                                  President, Ruth Realty (real
Rolling Hills, CA 90274                                          estate broker); Director of the
Age 67                                                           Adviser since 2000.
------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler            Director              Since 1991     Consultant, Academic Search       None
1611 Cold Spring Rd.                                             Consultation Service, Inc.;
Williamstown, MA 01267                                           Trustee Emeritus and
Age 79                                                           Chairman (1993-1994) of the
                                                                 Board of Trustees of Duke
                                                                 University; President
                                                                 Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------------
Frances T. Newton           Director              Since 2000     Customer Support Analyst,         None
4921 Buckingham Drive                                            Duke Power Company.
Charlotte, NC 28209
Age 61
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
16

                                                       THE VALUE LINE FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         OCCUPATION
                                          LENGTH OF      DURING THE                    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE        POSITION    TIME SERVED    PAST 5 YEARS                  HELD BY DIRECTOR
===========================================================================================================
Francis C. Oakley             Director    Since 2000     Professor of History,         Berkshire Life
54 Scott Hill Road                                       Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                   2002; President Emeritus
Age 71                                                   since 1994 and President,
                                                         1985-1994; Chairman
                                                         (1993-1997) and Interim
                                                         President (2002) of the
                                                         American Council of
                                                         Learned Societies.
-----------------------------------------------------------------------------------------------------------
David H. Porter               Director    Since 1997     Visiting Professor of         None
5 Birch Run Drive                                        Classics, Williams College,
Saratoga Springs, NY 12866                               since 1999; President
Age 67                                                   Emeritus, Skidmore College
                                                         since 1999 and President,
                                                         1987-1998.
-----------------------------------------------------------------------------------------------------------
Paul Craig Roberts            Director    Since 1985     Chairman, Institute for       A. Schulman Inc.
169 Pompano St.                                          Political Economy.            (plastics)
Panama City Beach, FL 32413
Age 63
-----------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr             Director    Since 1996     Senior Financial Advisor,     None
1409 Beaumont Drive                                      Hawthorne, since January
Gladwyne, PA 19035                                       2001; Chairman, Radcliffe
Age 53                                                   College Board of Trustees,
                                                         1990-1999.
-----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              17

THE VALUE LINE FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                            OCCUPATION
                                             LENGTH OF      DURING THE                      OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE    POSITION           TIME SERVED    PAST 5 YEARS                    HELD BY DIRECTOR
================================================================================================================
OFFICERS
--------
Alan Hoffman              Vice President     Since 1997     Portfolio Manager with the               --
Age 49                                                      Adviser.
----------------------------------------------------------------------------------------------------------------
Philip Orlando            Vice President     Since 1997     Chief Investment Officer                 --
Age 44                                                      with the Adviser.
----------------------------------------------------------------------------------------------------------------
Stephen Grant             Vice President     Since 2001     Portfolio Manager with the               --
----------------------------------------------------------------------------------------------------------------
David T. Henigson         Vice President,    Since 1994     Director, Vice President and             --
Age 45                    Secretary and                     Compliance Officer of the
                          Treasurer                         Adviser; Director and
                                                            Vice President of the
                                                            Distributor; Vice President,
                                                            Secretary and Treasurer of
                                                            each of the 15 Value Line
                                                            Funds.
----------------------------------------------------------------------------------------------------------------


* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

  UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.



--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available without charge, upon request, by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                                       THE VALUE LINE FUND, INC.

--------------------------------------------------------------------------------




                     (This page intentionally left blank.)





--------------------------------------------------------------------------------
                                                                              19

THE VALUE LINE FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.



--------------------------------------------------------------------------------
20